Post- Employment Benefits - Summary of Percentage of Assets Amount Contributed to Fair Value of Plan Assets (Detail)	12 Months Ended
Dec. 31, 2016
Percentage Of Assets Amount Contributed To Fair Value Of Plan Assets [Abstract]
Cash	2.70%
Bonds	65.20%
Shares	9.50%
Real estate	15.10%
Mortgages	7.40%
Alternative investments	0.10%
Total	100.00%